Operating Leases - Summary of supplemental information related to leases and location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 67,733	¥ 85,934
Current operating lease liabilities	41,204	37,758	$ 5,645
Non-current operating lease liabilities	23,928	46,709	$ 3,278
Total operating lease liabilities	¥ 65,132	¥ 84,467
Weighted average remaining lease term (in years)	1 year 11 months 8 days	2 years 10 months 9 days	1 year 11 months 8 days
Weighted average discount rate	3.80%	3.80%	3.80%
Lease cost:
Operating fixed lease cost	¥ 40,912	¥ 13,218
Lease cost related to short-term leases not capitalized	4,918	9,243
Total lease cost	¥ 45,830	¥ 22,461